NET LOSS PER SHARE OF COMMON STOCK (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
NET LOSS PER COMMON SHARE
Schedule of earnings per share, basic and diluted

	Three Months Ended
	March 31,
	2022	2021
Net loss	$(7,367,800)	$(3,854,500)
Less: initial public offering Common Stock discount amortization	(24,700)	(24,700)
Less: public offering Common Stock discount amortization	(60,400)	—
Net loss attributable to common shareholders, basic and diluted	$(7,452,900)	$(3,879,200)
Weighted average common shares outstanding, basic and diluted	15,542,444	7,332,999
Net loss per common share, basic and diluted	$(0.48)	$(0.53)

	Year Ended
	December 31,
	2021	2020
Net loss	$(25,588,700)	$(19,200,200)
Less: Series B Preferred Stock discount amortization	—	(692,700)
Less: Initial Public Offering Common Stock discount amortization	(100,000)	(19,700)
Less: Public Offering Common Stock discount amortization	(122,000)	—
Net loss attributable to common shareholders, basic and diluted	$(25,810,700)	$(19,912,600)
Weighted average common shares outstanding, basic and diluted	11,417,083	4,505,867
Net loss per common share, basic and diluted	$(2.26)	$(4.42)

Schedule of antidilutive securities excluded from computation of earnings per share

	March 31,	March 31,
	2022	2021
Stock options	—	677
Restricted stock units	—	32,000
Total	—	32,677

For the years ended December 31, 2021 and 2020, potentially dilutive securities excluded from the computations of diluted weighted-average common shares outstanding were (in shares):

	December 31,	December 31,
	2021	2020
Options to purchase	—	1,647
Restricted Stock Units	73,405	95,815
Total	73,405	97,462